VELA Small Cap Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 97.97% Shares Fair Value
Communications — 1.95%
Criteo S.A. - ADR
(a)
63,055 $ 1,596,553
Consumer Discretionary — 16.97%
Atlanta Braves Holdings, Inc., Class C,
Class C
(a)(b)
49,705 1,967,324
Fox Factory Holding Corp.
(a)
17,471 1,178,943
Gildan Activewear, Inc.
(b)
26,043 860,982
Graham Holdings Co., Class B 3,303 2,300,605
Lazy days Holdings, Inc.
(a)
184,897 1,303,524
Malibu Boats, Inc., Class A
(a)
7,400 405,668
Papa John's International, Inc.
(b)
22,336 1,702,673
Vail Resorts, Inc. 10,281 2,194,685
Wendy's Co. (The) 100,865 1,964,850
13,879,254
Consumer Staples — 9.27%
Caseys General Stores, Inc.
(b)
8,251 2,266,880
Flowers Foods, Inc. 55,300 1,244,803
John B. Sanfilippo & Son, Inc.
(b)
7,936 817,725
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
12,100 918,269
Performance Food Group Co.
(a)(b)
33,793 2,336,786
7,584,463
Energy — 7.49%
Civitas Resources, Inc. 33,986 2,323,963
Range Resources Corp.
(b)
77,146 2,348,324
Tidewater, Inc.
(a)(b)
20,139 1,452,223
6,124,510
Financials — 10.35%
1st Source Corp.
(b)
34,808 1,912,700
Assured Guaranty Ltd.
(b)
22,437 1,678,961
Axis Capital Holdings Ltd. 38,391 2,125,709
BOK Financial Corp. 8,599 736,504
Houlihan Lokey, Inc.
(b)
11,521 1,381,483
Trustmark Corp.
(b)
22,819 636,194
8,471,551
Health Care — 11.59%
Biohaven Ltd.
(a)(b)
8,827 377,796
Denali Therapeutics, Inc.
(a)
16,462 353,274
Encompass Health Corp. 30,897 2,061,448
Envista Holdings Corp.
(a)(b)
59,112 1,422,235
Lantheus Holdings, Inc.
(a)(b)
11,993 743,566
Maravai LifeSciences Holdings, Inc.
(a)
70,945 464,690
National Healthcare Corp.
(b)
8,500 785,570
PROCEPT BioRobotics Corp.
(a)(b)
19,551 819,382
Rocket Pharmaceuticals, Inc.
(a)
19,830 594,305
Shockwave Medical, Inc.
(a)(b)
3,270 623,131

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 97.97% - continued Shares Fair Value
Health Care — 11.59% - continued
SI-BONE, Inc.
(a)(b)
58,934 $ 1,237,025
9,482,422
Industrials — 27.58%
Applied Industrial Technologies, Inc.
(b)
16,526 2,853,875
BWX Technologies, Inc.
(b)
29,831 2,288,933
Copa Holdings, S.A., Class A 10,589 1,125,717
Core & Main, Inc.
(a)
20,967 847,277
Greenbrier Companies, Inc. (The)
(b)
68,824 3,040,644
Hub Group, Inc., Class A
(a)
29,162 2,681,154
Huntington Ingalls Industries, Inc.
(b)
5,074 1,317,413
Kirby Corp.
(a)(b)
54,847 4,304,392
Tetra Tech, Inc.
(b)
5,643 941,986
U-Haul Holding Co. 27,255 1,919,842
Wabash National Corp. 48,562 1,244,159
22,565,392
Materials — 8.65%
Alamos Gold, Inc., Class A
(b)
31,854 429,073
Ashland Global Holdings, Inc. 19,493 1,643,455
Major Drilling Group International,
Inc.
(a)
247,178 1,718,159
RPM International, Inc.
(b)
9,685 1,081,136
Valvoline, Inc.
(a)(b)
58,751 2,207,863
7,079,686
Technology — 4.12%
JFrog Ltd.
(a)(b)
53,847 1,863,645
Nutanix, Inc., Class A
(a)(b)
26,391 1,258,587
Onto Innovation, Inc.
(a)
1,606 245,557
3,367,789
TOTAL  COMMON STOCKS
  (Cost $66,501,531) 80,151,620
Money Market Funds - 4.23% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.22%
(c)
3,457,196 3,457,196
TOTAL MONEY MARKET FUNDS
    (Cost $3,457,196) 3,457,196
Total Investments — 102.20%
    (Cost $69,958,727) 83,608,816
Liabilities in Excess of Other Assets  —  (2.20)% (1,802,708)
Net Assets — 100.00% $ 81,806,108
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.79)%
1st Source Corp. (174) $ (956,130) $ 55.00 March 2024 $ (51,330)
Alamos Gold, Inc., Class A (80) (107,760) 17.00 June 2024 (3,600)
Applied Industrial Technologies,
Inc. (90) (1,554,210) 180.00 May 2024 (80,100)
Assured Guaranty Ltd. (110) (823,130) 75.00 April 2024 (46,200)
Atlanta Braves Holdings, Inc.,
Class C (124) (490,792) 50.00 August 2024 (15,190)
Biohaven Ltd. (70) (299,600) 45.00 July 2024 (54,250)
BWX Technologies, Inc. (120) (920,760) 85.00 May 2024 (20,100)
Caseys General Stores, Inc. (35) (961,590) 300.00 May 2024 (25,550)
Envista Holdings Corp. (106) (255,036) 30.00
September
2024 (12,190)
Gildan Activewear , Inc. (170) (562,020) 35.00 June 2024 (32,725)
Greenbrier Companies, Inc. (The) (247) (1,091,246) 55.00 June 2024 (40,755)
Houlihan Lokey , Inc. (58) (695,478) 115.00 June 2024 (67,570)
Huntington Ingalls Industries, Inc. (25) (649,100) 270.00 June 2024 (30,750)
JFrog Ltd. (270) (934,470) 40.00 June 2024 (66,825)
John B. Sanfilippo & Son, Inc. (36) (370,944) 115.00 June 2024 (19,620)
Kirby Corp. (175) (1,373,400) 100.00 March 2024 (4,025)
Lantheus Holdings, Inc. (40) (248,000) 90.00 January 2025 (22,200)
National Healthcare Corp. (80) (739,360) 75.00 May 2024 (154,000)
Nutanix , Inc. (75) (357,675) 50.00 January 2025 (51,000)
Nutanix , Inc. (97) (462,593) 55.00
December
2025 (74,205)
Ollie's Bargain Outlet Holdings,
Inc. (75) (569,175) 80.00 June 2024 (49,875)
Papa John's International, Inc. (90) (686,070) 80.00 April 2024 (39,600)
Performance Food Group Co. (190) (1,313,850) 70.00 June 2024 (100,700)
PROCEPT BioRobotics Corp. (145) (607,695) 45.00 July 2024 (105,850)
Range Resources Corp. (295) (897,980) 37.00 January 2025 (87,763)
RPM International, Inc. (50) (558,150) 110.00 May 2024 (37,250)
Shockwave Medical, Inc. (16) (304,896) 240.00 June 2024 (16,160)
SI-BONE, Inc. (130) (272,870) 25.00 July 2024 (20,800)
Tetra Tech, Inc. (28) (467,404) 180.00 March 2024 (9,800)
Tidewater, Inc. (75) (540,825) 90.00
December
2024 (64,500)
Trustmark Corp. (110) (306,680) 30.00 May 2024 (17,875)
Valvoline, Inc. (270) (1,014,660) 40.00 May 2024 (42,525)
Total Written Call Options (Premiums Received $1,173,664) $ (1,464,883)
Total Written Options (Premiums Received $1,173,664) $ (1,464,883)

VELA Large Cap Plus Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 98.92% Shares Fair Value
Communications — 8.65%
Alphabet, Inc., Class A
(a)
17,385 $ 2,428,510
Meta Platforms, Inc., Class A
(a)(b)(c)
3,981 1,409,115
T-Mobile US, Inc. 5,878 942,420
Uber Technologies, Inc.
(a)
7,542 464,361
5,244,406
Consumer Discretionary — 9.48%
Booking Holdings, Inc.
(a)
228 808,766
Home Depot, Inc. (The) 2,863 992,173
NVR, Inc.
(a)
165 1,155,074
O'Reilly Automotive, Inc.
(a)
703 667,906
Starbucks Corp. 7,039 675,814
TJX Companies, Inc. (The) 11,224 1,052,924
Ulta Beauty, Inc.
(a)
808 395,912
5,748,569
Consumer Staples — 3.46%
Caseys General Stores, Inc. 1,224 336,282
Kraft Heinz Co. (The) 23,856 882,195
PepsiCo, Inc. 5,177 879,261
2,097,738
Energy — 8.49%
Baker Hughes Co., Class A
(b)(c)
26,751 914,349
Energy Transfer LP
(b)(c)
97,118 1,340,228
Enterprise Products Partners LP
(b)(c)
62,117 1,636,783
MPLX LP 8,040 295,229
Suncor Energy, Inc.
(b)(c)
30,019 961,809
5,148,398
Financials — 13.53%
Arch Capital Group Ltd.
(a)
6,907 512,983
Bank of America Corp. 30,192 1,016,565
Berkshire Hathaway, Inc., Class B
(a)
5,084 1,813,259
Charles Schwab Corp. (The)
(b)(c)
13,811 950,197
Citigroup, Inc.
(b)(c)
17,924 922,011
Goldman Sachs Group, Inc. (The)
(b)
2,317 893,829
MetLife, Inc.
(b)
16,001 1,058,146
Wells Fargo & Co.
(b)(c)
21,082 1,037,656
8,204,646
Health Care — 16.88%
AbbVie, Inc.
(b)(c)
6,292 975,071
Align Technology, Inc.
(a)
1,151 315,374
Alnylam Pharmaceuticals, Inc.
(a)
1,818 347,983
AstraZeneca PLC - ADR
(b)
13,988 942,092
Boston Scientific Corp.
(a)(b)
16,184 935,597
Denali Therapeutics, Inc.
(a)
8,896 190,908
Elevance Health, Inc.
(b)
1,018 480,048
Encompass Health Corp. 11,200 747,264

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 98.92% - continued Shares Fair Value
Health Care — 16.88% - continued
Humana, Inc.
(b)
2,704 $ 1,237,918
Johnson & Johnson 6,059 949,688
Lantheus Holdings, Inc.
(a)(b)(c)
8,822 546,964
Medtronic, PLC 10,262 845,384
Roivant Sciences Ltd.
(a)(b)(c)
32,386 363,695
Sarepta Therapeutics, Inc.
(a)(b)
2,788 268,847
Vertex Pharmaceuticals, Inc.
(a)(b)(c)
2,672 1,087,210
10,234,043
Industrials — 8.91%
CSX Corp. 32,514 1,127,260
Deere & Co. 1,767 706,570
FedEx Corp.
(b)(c)
3,662 926,376
JB Hunt Transport Services, Inc. 3,882 775,391
Johnson Controls International PLC 17,575 1,013,023
Kirby Corp.
(a)
5,606 439,959
Northrop Grumman Corp. 885 414,304
5,402,883
Materials — 1.74%
Linde PLC 1,722 707,242
LyondellBasell Industries N.V., Class A 3,636 345,711
1,052,953
Technology — 26.20%
Accenture PLC, Class A
(b)
3,681 1,291,700
Adobe, Inc.
(a)(b)(c)
2,262 1,349,509
Apple, Inc. 9,328 1,795,920
Autodesk, Inc.
(a)
3,439 837,328
Microchip Technology, Inc.
(b)(c)
14,896 1,343,321
Microsoft Corp.
(b)(c)
7,804 2,934,616
Nutanix, Inc., Class A
(a)(b)(c)
28,427 1,355,684
PayPal Holdings, Inc.
(a)(b)(c)
11,755 721,875
Salesforce, Inc.
(a)(b)(c)
5,163 1,358,592
ServiceNow, Inc.
(a)(b)(c)
1,964 1,387,546
Visa, Inc., Class A
(b)
4,096 1,066,393
Workday, Inc., Class A
(a)
1,614 445,561
15,888,045
Utilities — 1.58%
CenterPoint Energy, Inc.
(b)
33,600 959,952
TOTAL  COMMON STOCKS
  (Cost $46,585,382) 59,981,633
Exchange-Traded Funds — 2.32% Shares Fair Value
iShares Russell 2000 Value ETF 3,894 604,855
SPDR® S&P® Regional Banking
ETF
(b)(c)
15,214 797,670

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Exchange-Traded Funds — 2.32% - continued Shares Fair Value
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,267,014) $ 1,402,525
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.37%
Adobe, Inc. 18 $ 1,073,880 $ 430.00
January
2025 26,595
Adobe, Inc. 15 894,900 450.00
January
2024 195
Charles Schwab Corp. (The) 110 756,800 47.50
January
2025 18,095
Citigroup, Inc. 125 643,000 37.50
January
2025 16,000
Energy Select Sector SPDR Fund 100 838,400 80.00
March
2024 17,750
Energy Transfer LP 1,105 1,524,900 10.00
January
2025 29,835
Enterprise Products Partners LP 450 1,185,750 22.00
January
2024 450
FedEx Corp. 25 632,425 220.00
January
2025 29,688
Light & Wonder, Inc. 50 410,550 70.00
April
2024 11,250
Nutanix, Inc. 200 953,800 30.00
January
2025 23,000
SPDR® S&P® Regional Banking ETF 130 681,590 40.00
January
2025 26,780
Wells Fargo & Co. 100 492,200 40.00
January
2025 18,350
TOTAL PUT OPTIONS PURCHASED
    (Cost 316,195) 217,988
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.37%
Alibaba Group Holding Ltd. 160 1,240,160 100.00 June 2024 38,160
General Motors Co. 540 1,939,680 40.00
September
2024 129,870
NVIDIA Corp. 30 1,485,660 540.00
March
2024 60,975
TOTAL CALL OPTIONS PURCHASED
    (Cost 290,079) 229,005

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Money Market Funds - 2.88% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.22%
(d)
1,749,160 1,749,160
TOTAL MONEY MARKET FUNDS
    (Cost $1,749,160) 1,749,160
Total Investments — 104.86%
    (Cost $50,207,830) $ 63,580,311
Liabilities in Excess of Other Assets  —  (4.86)% (2,944,794)
Net Assets — 100.00% $ 60,635,517
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on December 31, 2023 was $27,518,640.
(c) All or a portion of the security is held as collateral for written options.
(d) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.41)%
AbbVie, Inc. (43) $ (666,371) $ 165.00 January 2025 $ (38,593)
Adobe, Inc. (18) (1,073,880) 860.00 January 2025 (24,885)
Baker Hughes Co., Class A (215) (734,870) 45.00 January 2025 (26,338)
Charles Schwab Corp. (The) (111) (763,680) 90.00 January 2025 (28,638)
Citigroup, Inc. (126) (648,144) 65.00 January 2025 (21,105)
Energy Transfer LP (677) (934,260) 15.00 January 2025 (35,542)
Enterprise Products Partners LP (382) (1,006,570) 30.00 June 2024 (1,337)
FedEx Corp. (28) (708,316) 350.00 January 2025 (12,110)
Lantheus Holdings, Inc. (79) (489,800) 90.00 January 2025 (43,845)
Meta Platforms, Inc. (29) (1,026,484) 500.00
December
2025 (106,938)
Microchip Technology, Inc. (75) (676,350) 105.00 June 2024 (22,313)
Microsoft Corp. (55) (2,068,220) 430.00
December
2024 (121,274)
Nutanix, Inc. (214) (1,020,566) 65.00 January 2025 (54,035)
PayPal Holdings, Inc. (58) (356,178) 80.00 June 2024 (11,861)
Roivant Sciences Ltd. (209) (234,707) 15.00 January 2025 (28,215)
Salesforce, Inc. (26) (684,164) 330.00 June 2025 (52,455)
ServiceNow, Inc. (8) (565,192) 770.00
September
2024 (47,640)
SPDR® S&P® Regional Banking
ETF (134) (702,562) 65.00 January 2025 (29,748)
Suncor Energy, Inc. (221) (1,616,173) 37.00 July 2024 (23,758)
Vertex Pharmaceuticals, Inc. (23) (935,847) 440.00 January 2025 (86,480)
Wells Fargo & Co. (169) (831,818) 60.00 January 2025 (32,448)
Total Written Call Options (Premiums Received $861,525) $ (849,558)
Total Written Options (Premiums Received $861,525) $ (849,558)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
December 31, 2023 (Unaudited)
Common Stocks - Short - (7.05%) Shares Fair Value
Communications - (0.49%)
Airbnb, Inc., Class A
(a)
(1,356) $ (184,606)
Lyft, Inc.
(a)
(7,799) (116,907)
(301,513)
Consumer Discretionary - (1.64%)
Caesars Entertainment, Inc.
(a)
(3,421) (160,376)
Floor & Decor Holdings, Inc., Class A
(a)
(1,652) (184,297)
Marriott International, Inc., Class A (578) (130,345)
PulteGroup, Inc. (2,321) (239,574)
Rivian Automotive, Inc.
(a)
(5,004) (117,394)
Texas Roadhouse, Inc. (1,368) (167,211)
(999,197)
Consumer Staples - (0.67%)
Coty, Inc., Class A
(a)
(12,177) (151,238)
Five Below, Inc.
(a)
(729) (155,394)
Hormel Foods Corp. (2,991) (96,041)
(402,673)
Energy - (0.32%)
Schlumberger Ltd. (3,765) (195,931)
Financials - (0.82%)
Capital One Financial Corp. (1,381) (181,077)
Cincinnati Financial Corp. (1,730) (178,986)
Coinbase Global, Inc., Class A
(a)
(767) (133,397)
(493,460)
Health Care - (0.95%)
Globus Medical, Inc., Class A
(a)
(2,382) (126,937)
Integra LifeSciences Holdings Corp.
(a)
(3,255) (141,755)
Intuitive Surgical, Inc.
(a)
(400) (134,944)
Novo Nordisk A/S - ADR (1,727) (178,658)
(582,294)
Industrials - (0.64%)
GFL Environmental, Inc. (6,027) (207,992)
Watsco , Inc. (429) (183,814)
(391,806)
Materials - (0.46%)
Steel Dynamics, Inc. (2,381) (281,196)
Technology - (1.06%)
EPAM Systems, Inc.
(a)
(747) (222,113)
Equifax, Inc. (766) (189,424)
Logitech International S.A. (2,436) (231,566)
(643,103)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,812,133) (4,291,173)
TOTAL SECURITIES SOLD SHORT - (7.05%)
(Proceeds Received $3,812,133) $ (4,291,173)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short (continued)
December 31, 2023 (Unaudited)
(a) Non-income producing security.
ADR - American Depositary Receipt.

VELA International Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 90.52% Shares Fair Value
Australia — 1.95%
Health Care — 1.95%
Ansell Ltd. 49,400 $ 847,664
Total Australia 847,664
Austria — 3.26%
Communications — 2.51%
Telekom Austria AG
(a)
129,400 1,092,241
Materials — 0.75%
Wienerberger AG 9,800 326,538
Total Austria 1,418,779
Belgium — 1.92%
Financials — 1.92%
KBC Group NV 12,900 837,237
Total Belgium 837,237
Canada — 13.63%
Consumer Staples — 2.26%
Empire Co., Ltd., Class A 37,300 986,713
Energy — 4.06%
Parkland Corp. 24,500 789,750
Suncor Energy, Inc. 30,500 977,220
1,766,970
Industrials — 1.06%
Finning International, Inc. 15,900 459,850
Materials — 6.25%
Alamos Gold, Inc., Class A 55,000 740,850
Major Drilling Group International,
Inc.
(a)
149,000 1,035,714
OceanaGold Corp. 495,000 948,927
2,725,491
Total Canada 5,939,024
Denmark — 1.85%
Industrials — 1.85%
FLSmidth & Co. A/S 18,900 804,354
Total Denmark 804,354
France — 7.85%
Communications — 1.94%
Criteo S.A. - ADR
(a)
33,300 843,156

VELA International Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 90.52% - continued Shares Fair Value
France — 7.85% - continued
Consumer Discretionary — 2.34%
Cia Generale de Establissements
Michelin SCA 28,400 $ 1,020,357
Energy — 2.65%
TotalEnergies SE 17,000 1,156,032
Industrials — 0.92%
Rexel SA 14,600 400,732
Total France 3,420,277
Germany — 9.60%
Consumer Discretionary — 1.64%
Fielmann AG 13,300 713,238
Health Care — 1.31%
Bayer AG 15,400 571,424
Industrials — 0.84%
Duerr AG 15,600 367,860
Materials — 3.02%
Covestro AG
(a)
10,000 582,743
Fuchs Petrolub SE 20,400 731,127
1,313,870
Technology — 2.79%
Infineon Technologies AG 29,100 1,215,343
Total Germany 4,181,735
Hong Kong — 8.39%
Consumer Staples — 2.88%
WH Group Ltd. 1,940,000 1,252,845
Industrials — 3.10%
Johnson Electric Holdings Ltd. 851,440 1,352,400
Technology — 2.41%
VTech Holdings Ltd. 174,200 1,051,889
Total Hong Kong 3,657,134
Iceland — 2.18%
Industrials — 2.18%
Marel HF 277,000 949,636
Total Iceland 949,636
Indonesia — 2.36%
Materials — 2.36%
United Tractors Tbk PT 700,000 1,028,624
Total Indonesia 1,028,624

VELA International Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 90.52% - continued Shares Fair Value
Japan — 8.72%
Consumer Discretionary — 1.74%
Honda Motor Co. Ltd. 73,500 $ 758,249
Consumer Staples — 1.79%
Suntory Beverage & Food Ltd. 23,700 779,336
Industrials — 0.88%
OSG Corp. 26,900 384,788
Materials — 1.71%
Toray Industries, Inc. 144,000 746,002
Technology — 2.60%
Nintendo Co. Ltd. 21,700 1,129,257
Total Japan 3,797,632
Luxembourg — 2.14%
Consumer Staples — 2.14%
B&M European Value Retail SA 131,000 934,208
Total Luxembourg 934,208
Mexico — 2.61%
Consumer Staples — 2.61%
Gruma SAB de CV 23,800 435,557
Kimberly-Clark de Mexico SAB de CV 313,300 702,057
1,137,614
Total Mexico 1,137,614
Netherlands — 3.18%
Communications — 0.90%
Koninklijke KPN NV 113,400 390,694
Financials — 2.28%
ING Groep NV 66,200 992,681
Total Netherlands 1,383,375
Slovenia — 0.98%
Health Care — 0.98%
Krka dd Novo mesto 3,500 424,775
Total Slovenia 424,775
Sweden — 4.37%
Financials — 2.48%
Svenska Handelsbanken AB, Class A 99,400 1,080,434
Industrials — 1.89%
Loomis AB 31,000 825,401
Total Sweden 1,905,835

VELA International Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Common Stocks — 90.52% - continued Shares Fair Value
Switzerland — 5.29%
Consumer Discretionary — 3.02%
Cie Financiere Richemont SA 4,200 $ 580,101
Swatch Group AG (The) 2,700 734,617
1,314,718
Health Care — 2.27%
Roche Holding AG 3,400 988,323
Total Switzerland 2,303,041
United Kingdom — 10.24%
Communications — 2.73%
Informa PLC 31,600 314,346
WPP PLC 91,500 874,108
1,188,454
Consumer Discretionary — 1.94%
Associated British Foods PLC 28,100 847,013
Consumer Staples — 1.69%
British American Tobacco PLC 25,100 734,498
Materials — 1.35%
DS Smith PLC 150,000 587,035
Technology — 2.53%
Serco Group PLC 536,500 1,105,564
Total United Kingdom 4,462,564
TOTAL  COMMON STOCKS
  (Cost $34,037,812) 39,433,508
Preferred Stocks — 1.29% Shares Fair Value
Germany — 1.29%
Consumer Staples — 1.29%
Henkel AG & Co. KGaA 7,000 563,118
TOTAL  PREFERRED STOCKS
  (Cost $440,093) 563,118
Money Market Funds - 7.45%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.22%
(b)
3,245,215 3,245,215
TOTAL MONEY MARKET FUNDS
    (Cost $3,245,215) 3,245,215
Total Investments — 99.26%
    (Cost $37,723,120) 43,241,841
Other Assets in Excess of Liabilities  —  0.74% 324,226
Net Assets — 100.00% $ 43,566,067

VELA International Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
December 31, 2023 (Unaudited)
17
Common Stocks — 69.36% Shares Fair Value
Communications — 2.58%
Comcast Corp., Class A
(a)
9,755 $ 427,757
Omnicom Group, Inc. 3,447 298,200
725,957
Consumer Discretionary — 9.85%
Genuine Parts Co. 2,461 340,848
Home Depot, Inc. (The)
(a)
1,265 438,386
Polaris Industries, Inc. 4,635 439,259
Starbucks Corp.
(a)
4,623 443,854
TJX Companies, Inc. (The)
(a)
2,244 210,510
Vail Resorts, Inc. 1,772 378,269
Wendy's Co. (The) 26,877 523,564
2,774,690
Consumer Staples — 10.27%
Coca-Cola Co. (The)
(a)
3,594 211,794
Flowers Foods, Inc. 26,735 601,805
Kraft Heinz Co. (The)
(a)
22,736 840,777
Mondelez International, Inc., Class A
(a)
4,297 311,232
PepsiCo, Inc.
(a)
1,247 211,791
Sysco Corp.
(a)
9,795 716,308
2,893,707
Energy — 5.60%
Baker Hughes Co., Class A
(a)
11,517 393,651
Civitas Resources, Inc.
(a)
9,313 636,823
Suncor Energy, Inc. 17,023 545,417
1,575,891
Financials — 7.28%
Axis Capital Holdings Ltd.
(a)
7,216 399,550
Cullen/Frost Bankers, Inc.
(a)
4,307 467,266
JPMorgan Chase & Co.
(a)
3,525 599,603
Mercury General Corp.
(a)
7,397 275,982
Trustmark Corp.
(a)
11,076 308,799
2,051,200
Health Care — 10.24%
Abbott Laboratories
(a)
4,092 450,407
AbbVie, Inc.
(a)
4,134 640,646
Bayer AG 7,106 263,827
Johnson & Johnson 3,614 566,458
Medtronic, PLC
(a)
8,371 689,603
National Healthcare Corp.
(a)
2,952 272,824
2,883,765
Industrials — 12.54%
Copa Holdings, S.A., Class A 2,824 300,219
FedEx Corp.
(a)
1,336 337,968
Greenbrier Companies, Inc. (The)
(a)
23,478 1,037,258
Huntington Ingalls Industries, Inc.
(a)
1,742 452,293
Johnson Controls International PLC 6,508 375,121

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
18
Common Stocks — 69.36% - continued Shares Fair Value
Industrials — 12.54% - continued
Norfolk Southern Corp.
(a)
2,684 $ 634,444
Northrop Grumman Corp.
(a)
844 395,110
3,532,413
Materials — 1.16%
Avery Dennison Corp.
(a)
1,612 325,882
Real Estate — 3.55%
Realty Income Corp. 7,037 404,064
Simon Property Group, Inc.
(a)
4,183 596,663
1,000,727
Technology — 4.80%
Fidelity National Information Services,
Inc.
(a)
10,101 606,767
Nintendo Co. Ltd. 3,700 193,129
Texas Instruments, Inc.
(a)
3,247 553,484
1,353,380
Utilities — 1.49%
NorthWestern Energy Corp., Inc.
(a)
8,237 419,181
TOTAL  COMMON STOCKS
  (Cost $18,758,054) 19,536,793
Preferred Stocks — 2.28% Shares Fair Value
Energy — 0.50%
Energy Transfer LP, Series E, 7.60% 5,700 141,360
Financials — 1.78%
Arch Capital Group Ltd., Series G,
4.55% 17,351 345,458
Stifel Financial Corp., Series B, 6.25% 6,300 155,547
501,005
TOTAL  PREFERRED STOCKS
  (Cost $609,044) 642,365
U.S. Government & Agencies — 0.89%
Principal
Amount Fair Value
United States Treasury Note, 4.75%, 7/31/2025
(b)
$ 250,000 251,206
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $249,425) 251,206
Corporate Bonds — 24.56%
Communications — 1.50%
Genuine Parts Co, 6.88%, 11/1/2033 250,000 278,274
Nexstar Media, Inc., 5.63%, 7/15/2027 150,000 145,153
423,427
Consumer Discretionary — 8.66%
Acushnet Co., 7.38%, 10/15/2028 250,000 260,979

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
19
Corporate Bonds — 24.56% - continued
Principal
Amount Fair Value
Consumer Discretionary — 8.66% - continued
Carnival Corp., 10.50%, 6/1/2030 $ 250,000 $ 273,636
Darden Restaurants, Inc., 6.30%, 10/10/2033 250,000 269,411
Graham Holdings Co., 5.75%, 6/1/2026 300,000 297,995
Nordstrom, Inc., 4.25%, 8/1/2031 300,000 249,995
Papa John's International, Inc., 3.88%, 9/15/2029 300,000 265,772
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029 150,000 133,687
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027 250,000 251,536
Vail Resorts, Inc., 6.25%, 5/15/2025 125,000 124,496
Viking Cruises Ltd., 9.13%, 7/15/2031 150,000 159,960
Wendy's International LLC, 7.00%, 12/15/2025 150,000 150,302
2,437,769
Consumer Staples — 1.30%
Performance Food Group, Inc., 6.88%, 5/1/2025 150,000 150,725
Simmons Foods, Inc., 4.63%, 3/1/2029 250,000 216,735
367,460
Energy — 1.07%
EQT Corp., 6.13%, 2/1/2025 150,000 150,761
PDC Energy, Inc., 5.75%, 5/15/2026 150,000 149,834
300,595
Financials — 0.94%
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 250,000 263,842
Health Care — 0.82%
Encompass Health Corp., 4.63%, 4/1/2031 250,000 230,351
Industrials — 5.62%
Allegiant Travel Co., 7.25%, 8/15/2027 150,000 146,941
Cimpress PLC, 7.00%, 6/15/2026 (Ireland) 200,000 195,638
Con-way, Inc., 6.70%, 5/1/2034 265,000 271,343
Installed Building Products, Inc., 5.75%, 2/1/2028 250,000 243,879
Korn Ferry, 4.63%, 12/15/2027 250,000 241,740
Wabash National Corp., 4.50%, 10/15/2028 250,000 225,891
WESCO Distribution Inc, 7.25%, 6/15/2028 250,000 257,081
1,582,513
Materials — 3.74%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030 250,000 252,034
Ashland LLC, 6.88%, 5/15/2043 240,000 236,097
Ball Corp., 6.88%, 3/15/2028 250,000 260,066
Valvoline, Inc., 3.63%, 6/15/2031 150,000 128,286
Worthington Industries, Inc., 4.30%, 8/1/2032 210,000 176,393
1,052,876
Real Estate — 0.91%
Iron Mountain, Inc., 7.00%, 2/15/2029 250,000 257,124
TOTAL CORPORATE BONDS
    (Cost $6,683,419) 6,915,957

VELA Income Opportunities Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
20
Money Market Funds - 3.54% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.22%
(c)
996,416 996,416
TOTAL MONEY MARKET FUNDS
    (Cost $996,416) 996,416
Total Investments — 100.63%
    (Cost $27,296,358) $ 28,342,737
Liabilities in Excess of Other Assets  —  (0.63)% (177,472)
Net Assets — 100.00% $ 28,165,265
(a) All or a portion of the security is held as collateral for written options.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.26)%
Abbott Laboratories (13) $ (143,091) $ 110.00
February
2024 $ (4,290)
Abbott Laboratories (13) (143,091) 110.00 May 2024 (7,703)
AbbVie, Inc. (35) (542,395) 155.00
February
2024 (14,875)
Avery Dennison Corp. (7) (141,512) 195.00 April 2024 (10,850)
Avery Dennison Corp. (6) (121,296) 200.00 April 2024 (7,380)
Axis Capital Holdings Ltd. (36) (199,332) 65.00 March 2024 (504)
Baker Hughes Co., Class A (64) (218,752) 35.00 January 2024 (3,200)
Civitas Resources, Inc. (23) (157,274) 90.00 April 2024 (1,380)
Coca-Cola Co. (The) (30) (176,790) 60.00
February
2024 (2,865)
Comcast Corp. (36) (157,860) 45.00 January 2024 (1,188)
Comcast Corp. (31) (135,935) 47.50 June 2024 (4,960)
Cullen/Frost Bankers, Inc. (28) (303,772) 110.00 April 2024 (18,060)
FedEx Corp. (6) (151,782) 300.00 March 2024 (435)
Fidelity National Information
Services, Inc. (34) (204,238) 72.50 June 2024 (4,420)
Greenbrier Companies, Inc. (The) (77) (340,186) 55.00 June 2024 (12,705)
Home Depot, Inc. (The) (7) (242,585) 340.00 June 2024 (18,287)
Huntington Ingalls Industries, Inc. (12) (311,568) 270.00 June 2024 (14,760)
JPMorgan Chase & Co. (10) (170,100) 160.00 March 2024 (13,050)
JPMorgan Chase & Co. (10) (170,100) 165.00 June 2024 (13,225)
Kraft Heinz Co. (The) (75) (277,350) 40.00 June 2024 (6,225)
Medtronic, PLC (28) (230,664) 90.00 June 2024 (5,362)
Mercury General Corp. (30) (111,930) 40.00 March 2024 (2,925)
Mondelez International, Inc. (30) (217,290) 75.00 March 2024 (4,500)
National Healthcare Corp. (25) (231,050) 75.00 May 2024 (48,124)
Norfolk Southern Corp. (13) (307,294) 240.00 June 2024 (19,435)
Northrop Grumman Corp. (6) (280,884) 485.00
February
2024 (5,220)
Northwestern Corp (45) (229,005) 55.00 March 2024 (2,880)
PepsiCo, Inc. (6) (101,904) 185.00 April 2024 (843)
Simon Property Group, Inc. (12) (171,168) 130.00 June 2024 (21,420)
Simon Property Group, Inc. (13) (185,432) 125.00 June 2024 (28,665)
Starbucks Corp. (29) (278,429) 110.00 April 2024 (2,378)
Sysco Corp. (24) (175,512) 80.00 May 2024 (2,580)
Texas Instruments, Inc. (20) (340,920) 170.00 June 2024 (26,100)
TJX Companies, Inc. (The) (17) (159,477) 85.00 January 2024 (15,598)
Trustmark Corp. (55) (153,340) 30.00 May 2024 (8,938)
Total Written Call Options (Premiums Received $188,162) $ (355,330)
Total Written Options (Premiums Received $188,162) $ (355,330)

VELA Short Duration Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
U.S. Government & Agencies — 23.68%
Principal
Amount Fair Value
United States Treasury Bill, 5.32%, 1/16/2024
(a)
$ 500,000 $ 498,979
United States Treasury Bill, 5.27%, 3/14/2024
(a)
500,000 494,816
United States Treasury Bill, 5.31%, 6/13/2024
(a)
500,000 488,576
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $1,482,008) 1,482,371
Corporate Bonds — 22.99%
Principal
Amount Fair Value
Communications — 3.19%
Charter Communications Operating LLC, 4.91%, 7/23/2025 100,000 99,106
Verizon Communications, Inc., 6.74%, 5/15/2025 100,000 100,608
199,714
Consumer Discretionary — 2.39%
Meritage Homes Corp, 6.00%, 6/1/2025 150,000 149,771
Energy — 4.77%
Civitas Resources, Inc., 5.00%, 10/15/2026 100,000 97,065
Devon Energy Corp., 5.85%, 12/15/2025 100,000 101,178
EQT Corp., 6.13%, 2/1/2025 100,000 100,507
298,750
Financials — 6.25%
Huntington National Bank (The), 4.60%, 2/27/2025 100,000 97,169
KeyBank NA/Cleveland OH, 4.70%, 1/26/2026 100,000 97,735
Mercury General Corp., 4.40%, 3/15/2027 100,000 95,612
Radian Group, Inc., 6.63%, 3/15/2025 100,000 100,476
390,992
Industrials — 1.63%
Delta Air Lines, Inc., 7.00%, 5/1/2025 100,000 101,849
Materials — 3.16%
Berry Global, Inc., 4.88%, 7/15/2026 100,000 98,331
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 100,000 99,143
197,474
Technology — 1.60%
Hewlett Packard Enterprise Co., 5.90%, 10/1/2024 100,000 100,312
TOTAL CORPORATE BONDS
    (Cost $1,440,385) 1,438,862

VELA Short Duration Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Money Market Funds - 59.33% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.22%
(b)
3,713,715 3,713,715
TOTAL MONEY MARKET FUNDS
    (Cost $3,713,715) 3,713,715
Total Investments — 106.00%
    (Cost $6,636,108) 6,634,948
Liabilities in Excess of Other Assets  —  (6.00)% (375,791)
Net Assets — 100.00% $ 6,259,157
(a) The rate shown represents effective yield at time of purchase.
(b) Rate disclosed is the seven day effective yield as of December 31, 2023.